Nationwide Small Company Growth Fund
FUND SUMMARY: NATIONWIDE SMALL COMPANY GROWTH FUND
Objective
The Nationwide Small Company Growth Fund seeks long-term capital appreciation.
Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 84 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 95 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nationwide Small Company Growth Fund	Class A Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nationwide Small Company Growth Fund	Class A Shares	Institutional Service Class Shares
Management Fees	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.23%	0.35%
Total Annual Fund Operating Expenses	1.32%	1.19%

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Nationwide Small Company Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	702	969	1,257	2,074
Institutional Service Class Shares	121	378	654	1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.23% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of small companies, which are companies with total operating revenues of $250 million or less at the time of the initial investment. It is important to note that the Fund does NOT choose its portfolio companies based on a reference to market capitalization. Rather, the Fund’s focus is on the revenue produced by the issuer of the securities.

The Fund employs a “growth” style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. In pursuing this approach, the subadviser seeks to build a portfolio of exceptional small companies, purchased early in their corporate life cycle, that have the wherewithal to become exceptional large companies.

In selecting small companies with the potential to become successful large companies, the subadviser analyzes the potential for sustainable revenue growth; adequate resources to establish and defend a viable product or service market, and market share; sufficient profitability to support long-term growth; and management skills and resources necessary to plan and execute a long-term growth plan.

The subadviser generally expects to hold securities for the long term in order to realize the potential rewards for incurring the risks associated with investing early in a company’s corporate life cycle. Nevertheless, the subadviser sells securities when it believes their potential for future growth is diminished. The Fund may emphasize particular industry sectors or groupings, and the percentage of the Fund’s assets invested in such sectors or groupings will vary from time to time, depending on the subadviser’s perception of investment opportunities.

The Fund is intended for aggressive investors seeking above-average gains and who are willing to accept the risks involved in investing in the securities of small companies. By itself, the Fund is not intended to serve as a complete investment program.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Sector risk – investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.

Strategy risk – the subadviser’s strategy of generally holding stocks for long time periods, combined with its emphasis at times on particular industries or sectors, may cause the Fund to experience above-average short-term volatility. Accordingly, the Fund may be appropriate for investors who have a long investment time horizon and who seek to maximize long-term returns while accepting the possibility of significant short-term, or even long-term, losses.

Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Institutional Service Class Shares <br/>(Years Ended December 31,)

Highest Quarter:	17.08%	–	3rd qtr. of 2013
Lowest Quarter:	-23.06%	–	4th qtr. of 2018

After-tax returns are shown in the table for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns <br/>(For the Periods Ended December 31, 2018)
Average Annual Total Returns - Nationwide Small Company Growth Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	(4.35%)	8.01%	13.99%	Jan. 03, 2012
Institutional Service Class Shares	1.59%	9.47%	15.16%	Jan. 03, 2012
Institutional Service Class Shares | After Taxes on Distributions	0.28%	6.94%	13.15%	Jan. 03, 2012
Institutional Service Class Shares | After Taxes on Distributions and Sales of Shares	1.89%	6.65%	11.79%	Jan. 03, 2012
Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.)	(9.31%)	5.13%	11.25%	Jan. 03, 2012